Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
February 29, 2024
GO-NPRT1-0424
1.797926.120
Common Stocks - 97.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 20.2%
Entertainment - 5.1%
Netflix, Inc. (a)	310,600	187,267
Roku, Inc. Class A (a)	6,657,420	420,616
Sea Ltd. ADR (a)(b)	9,027,484	438,014
		1,045,897
Interactive Media & Services - 12.9%
Alphabet, Inc.:
Class A (a)	2,245,060	310,851
Class C (a)	5,703,680	797,260
Epic Games, Inc. (a)(c)(d)	56,200	38,557
Meta Platforms, Inc. Class A	2,618,485	1,283,398
Snap, Inc. Class A (a)	4,698,843	51,781
Zoominfo Technologies, Inc. (a)	8,024,800	134,496
		2,616,343
Media - 0.3%
Magnite, Inc. (a)	5,285,531	63,532
The Trade Desk, Inc. (a)	74,300	6,347
		69,879
Wireless Telecommunication Services - 1.9%
T-Mobile U.S., Inc.	2,309,025	377,064
TOTAL COMMUNICATION SERVICES		4,109,183
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(c)(d)	474,927	15
Rad Power Bikes, Inc. (a)(c)(d)	382,384	164
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	449,400	1,061
Rivian Automotive, Inc. (a)	127,000	1,438
Tesla, Inc. (a)	6,940	1,401
		4,079
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	5,946,340	1,051,075
Hotels, Restaurants & Leisure - 1.0%
Domino's Pizza, Inc.	134,800	60,438
Doordash, Inc. (a)	41,500	5,170
Hilton Worldwide Holdings, Inc.	433,700	88,614
Planet Fitness, Inc. (a)	911,261	56,544
Sonder Holdings, Inc.:
Stage 1 rights (a)(d)	15,489	0
Stage 2 rights (a)(d)	15,488	0
Stage 3 rights (a)(d)	15,488	0
Stage 4 rights (a)(d)	15,488	0
Stage 5:
rights (a)(d)	15,488	0
rights (a)(d)	15,488	0
		210,766
Household Durables - 0.0%
D.R. Horton, Inc.	13,500	2,017
Lennar Corp. Class A	19,600	3,107
		5,124
Specialty Retail - 2.9%
Carvana Co. Class A (a)(b)	2,118,000	160,820
Floor & Decor Holdings, Inc. Class A (a)(b)	1,532,000	185,556
Lowe's Companies, Inc.	881,400	212,127
Wayfair LLC Class A (a)	433,529	25,838
		584,341
Textiles, Apparel & Luxury Goods - 0.9%
Bombas LLC (a)(c)(d)	5,086,874	13,785
lululemon athletica, Inc. (a)	132,810	62,034
LVMH Moet Hennessy Louis Vuitton SE	110,100	100,492
		176,311
TOTAL CONSUMER DISCRETIONARY		2,031,696
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
The Coca-Cola Co.	428,400	25,713
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,139,300	83,214
Maplebear, Inc. (NASDAQ)	468,808	15,255
		98,469
Food Products - 0.0%
Bowery Farming, Inc. warrants (a)(c)(d)	219,265	906
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(c)(d)(e)	18,149,980	19,420
Class B (a)(c)(d)	2,772	3
		19,423
TOTAL CONSUMER STAPLES		144,511
FINANCIALS - 7.4%
Banks - 0.2%
Starling Bank Ltd. Series D (a)(c)(d)	6,988,700	27,701
Capital Markets - 1.7%
Coinbase Global, Inc. (a)	620,200	126,248
LPL Financial	813,400	217,902
		344,150
Financial Services - 5.5%
Apollo Global Management, Inc.	204,000	22,807
Block, Inc. Class A (a)	2,063,100	163,955
Dlocal Ltd. (a)	4,771,017	79,485
Fiserv, Inc. (a)	1,254,800	187,304
Global Payments, Inc.	1,695,500	219,906
Marqeta, Inc. Class A (a)	21,140,752	138,049
PayPal Holdings, Inc. (a)	31,000	1,871
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	340,545	23,852
Visa, Inc. Class A	995,661	281,414
		1,118,643
TOTAL FINANCIALS		1,490,494
HEALTH CARE - 10.3%
Biotechnology - 2.0%
AbbVie, Inc.	11,500	2,025
Alnylam Pharmaceuticals, Inc. (a)	97,735	14,767
ALX Oncology Holdings, Inc. (a)	899,000	13,188
Argenx SE ADR (a)	100,199	38,077
Ascendis Pharma A/S sponsored ADR (a)	67,662	9,998
Celldex Therapeutics, Inc. (a)	915,900	44,018
Cytokinetics, Inc. (a)	848,900	61,325
Keros Therapeutics, Inc. (a)	277,800	18,752
Moderna, Inc. (a)	680,800	62,797
Nuvalent, Inc. Class A (a)	338,976	28,515
Regeneron Pharmaceuticals, Inc. (a)	20,700	19,998
Vaxcyte, Inc. (a)	1,158,643	85,531
Zentalis Pharmaceuticals, Inc. (a)	886,900	13,224
		412,215
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	47,300	1,936
Blink Health LLC Series A1 (a)(c)(d)	56,119	2,661
Boston Scientific Corp. (a)	5,421,674	358,969
Inspire Medical Systems, Inc. (a)	7,700	1,379
Penumbra, Inc. (a)	357,063	83,881
TransMedics Group, Inc. (a)	1,103,617	90,055
		538,881
Health Care Providers & Services - 2.9%
agilon health, Inc. (a)	15,347,876	94,082
Alignment Healthcare, Inc. (a)	986,100	5,917
Centene Corp. (a)	1,081,644	84,833
Humana, Inc.	259,060	90,754
UnitedHealth Group, Inc.	650,267	320,972
		596,558
Life Sciences Tools & Services - 0.7%
Danaher Corp.	258,400	65,411
Thermo Fisher Scientific, Inc.	129,100	73,610
		139,021
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	61,400	3,939
Eli Lilly & Co.	493,800	372,167
Merck & Co., Inc.	46,600	5,925
Novo Nordisk A/S Series B	162,200	19,361
Structure Therapeutics, Inc. ADR	263,100	10,674
		412,066
TOTAL HEALTH CARE		2,098,741
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp. Class A (a)(c)(d)	85,000	8,245
The Boeing Co. (a)	417,700	85,094
		93,339
Building Products - 0.8%
Builders FirstSource, Inc. (a)	832,600	162,507
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A (a)	3,828,500	67,956
Veralto Corp.	86,466	7,472
		75,428
Electrical Equipment - 2.0%
Eaton Corp. PLC	114,900	33,206
Nextracker, Inc. Class A	1,988,333	111,824
Sunrun, Inc. (a)	88,600	1,067
Vertiv Holdings Co.	3,715,800	251,262
		397,359
Ground Transportation - 4.1%
Bird Global, Inc.:
Stage 1 rights (a)(d)	4,240	0
Stage 2 rights (a)(d)	4,240	0
Stage 3 rights (a)(d)	4,240	0
Lyft, Inc. (a)	7,249,667	115,125
Uber Technologies, Inc. (a)	9,141,781	726,772
		841,897
Machinery - 0.0%
Symbotic, Inc. (a)(b)	231,900	9,137
TOTAL INDUSTRIALS		1,579,667
INFORMATION TECHNOLOGY - 39.9%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	131,400	36,469
Lumentum Holdings, Inc. (a)	953,500	46,216
		82,685
Electronic Equipment, Instruments & Components - 2.0%
Flex Ltd. (a)	11,205,999	315,449
Jabil, Inc.	615,400	88,673
		404,122
IT Services - 1.6%
Accenture PLC Class A	51,300	19,226
EPAM Systems, Inc. (a)	469,937	143,049
MongoDB, Inc. Class A (a)	367,800	164,620
Snowflake, Inc. (a)	54,500	10,261
		337,156
Semiconductors & Semiconductor Equipment - 18.6%
Advanced Micro Devices, Inc. (a)	1,661,500	319,889
Applied Materials, Inc.	314,701	63,450
Arm Holdings Ltd. ADR (b)	77,500	10,931
Broadcom, Inc.	5,000	6,502
First Solar, Inc. (a)	389,300	59,909
GlobalFoundries, Inc. (a)	819,500	44,802
Marvell Technology, Inc.	4,434,130	317,750
Micron Technology, Inc.	68,300	6,189
NVIDIA Corp.	2,637,672	2,086,715
NXP Semiconductors NV	1,437,067	358,879
ON Semiconductor Corp. (a)	3,964,261	312,859
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,470,800	189,248
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	54,999	101
		3,777,224
Software - 15.4%
Adobe, Inc. (a)	279,100	156,374
Cadence Design Systems, Inc. (a)	12,800	3,896
Confluent, Inc. (a)	100,000	3,387
Convoy, Inc. warrants (a)(c)(d)	68,035	0
CoreWeave, Inc. (c)(d)	10,181	3,707
Datadog, Inc. Class A (a)	808,000	106,220
DoubleVerify Holdings, Inc. (a)	1,126,845	34,808
Dynatrace, Inc. (a)	188,064	9,319
HubSpot, Inc. (a)	144,249	89,263
Intapp, Inc. (a)	2,109,469	82,754
Intuit, Inc.	150,908	100,035
Klaviyo, Inc. Class A (b)	38,300	1,015
Manhattan Associates, Inc. (a)	7,600	1,925
Microsoft Corp.	4,861,615	2,010,958
Oracle Corp.	1,866,100	208,406
Pegasystems, Inc.	29,600	1,925
Pine Labs Private Ltd. (a)(c)(d)	16,636	5,623
Salesforce, Inc.	477,338	147,412
Samsara, Inc. (a)	278,000	9,605
ServiceNow, Inc. (a)	182,458	140,737
Stripe, Inc. Class B (a)(c)(d)	73,500	1,866
Synopsys, Inc. (a)	13,700	7,860
		3,127,095
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	1,888,660	341,375
Pure Storage, Inc. Class A (a)	750,200	39,498
		380,873
TOTAL INFORMATION TECHNOLOGY		8,109,155
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	300,500	59,757
UTILITIES - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp.	597,833	100,705
PG&E Corp.	4,866,800	81,227
		181,932
TOTAL COMMON STOCKS (Cost $10,340,750)		19,805,136

Preferred Stocks - 2.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.9%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	116,411	25,742
Reddit, Inc. Series F (a)(c)(d)	793,873	23,237
		48,979
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	49,852	21
Series C(a)(c)(d)	196,163	145
Series D(a)(c)(d)	415,700	449
		615
Broadline Retail - 0.1%
Meesho Series F (a)(c)(d)	243,800	12,456

TOTAL CONSUMER DISCRETIONARY		13,071

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(c)(d)	70,400	3,426

Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(c)(d)	404,785	3,222
Series D1(c)(d)	219,265	1,166
		4,388
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	566,439	606
Series D(a)(c)(d)	3,671	4
		610
TOTAL CONSUMER STAPLES		8,424

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series F (a)(c)(d)	155,650	4,134
Tenstorrent Holdings, Inc. Series C1 (c)(d)	63,679	3,856
Thriveworks TopCo LLC Series B (a)(c)(d)(f)	764,320	8,377
		16,367
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(c)(d)	234,164	11,104

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(c)(d)	153,312	7,215

TOTAL HEALTH CARE		18,319

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (a)(c)(d)	1,068,417	22,907
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	16,438	15,945
Series N(a)(c)(d)	51,400	49,858
		88,710
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (a)(c)(d)	441,839	50,255

TOTAL INDUSTRIALS		138,965

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(c)(d)	380,829	3,584
Enevate Corp. Series E (a)(c)(d)	7,873,996	6,614
VAST Data Ltd.:
Series A(c)(d)	54,250	820
Series A1(c)(d)	133,528	2,019
Series A2(c)(d)	153,600	2,322
Series B(c)(d)	122,222	1,848
Series C(c)(d)	3,563	54
Series E(c)(d)	116,791	1,766
		19,027
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(c)(d)	341,047	1,968
Series F(a)(c)(d)	380,955	2,735
		4,703
Semiconductors & Semiconductor Equipment - 0.1%
SiMa.ai:
Series B(a)(c)(d)	1,198,500	8,162
Series B1(a)(c)(d)	171,099	1,333
Xsight Labs Ltd.:
Series D(a)(c)(d)	501,100	2,571
Series D1(c)(d)	183,329	1,358
		13,424
Software - 0.4%
Bolt Technology OU Series E (a)(c)(d)	290,611	33,975
Convoy, Inc. Series D (a)(c)(d)	1,038,289	0
Databricks, Inc.:
Series G(a)(c)(d)	181,200	14,867
Series H(a)(c)(d)	32,352	2,654
Series I(c)(d)	2,463	202
Moloco, Inc. Series A (c)(d)	265,144	12,547
Mountain Digital, Inc. Series D (a)(c)(d)	896,466	14,944
Skyryse, Inc. Series B (a)(c)(d)	244,100	4,958
Stripe, Inc. Series H (a)(c)(d)	165,183	4,194
		88,341
TOTAL INFORMATION TECHNOLOGY		125,495

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	674,317	16,885

TOTAL CONVERTIBLE PREFERRED STOCKS		386,505
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	6,477,300	211
Waymo LLC Series A2 (a)(c)(d)	47,838	2,492
		2,703
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(c)(d)	1,497,818	39,782

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	509,400	5,715

Software - 0.2%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	39,764	13,440
Series A(a)(c)(d)	9,936	3,358
Series B(a)(c)(d)	10,808	3,653
Series B2(a)(c)(d)	8,745	2,956
Series C(a)(c)(d)	16,265	5,497
Series C1(a)(c)(d)	3,427	1,158
Series D(a)(c)(d)	3,667	1,239
		31,301
TOTAL INFORMATION TECHNOLOGY		37,016

TOTAL NONCONVERTIBLE PREFERRED STOCKS		79,501
TOTAL PREFERRED STOCKS (Cost $549,460)		466,006

Convertible Bonds - 0.1%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	843	1,142
4% 6/12/27 (c)(d)	232	314
5.5% 10/29/26 (c)(d)(h)	13,440	13,843
		15,299
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d)	453	0
TOTAL CONVERTIBLE BONDS (Cost $14,968)		15,299

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	449	825
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(i)	409	426
TOTAL PREFERRED SECURITIES (Cost $858)		1,251

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (j)	50,692,302	50,702
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	272,179,058	272,206
TOTAL MONEY MARKET FUNDS (Cost $322,908)		322,908

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $11,228,944)	20,610,600
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(299,187)
NET ASSETS - 100.0%	20,311,413

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $630,223,000 or 3.1% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aledade, Inc. Series E1	5/20/22	7,637

Beta Technologies, Inc. Series A	4/09/21	32,374

Blink Health LLC Series A1	12/30/20	1,520

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939

Bolt Technology OU Series E	1/03/22	75,500

Bombas LLC	2/16/21 - 11/12/21	24,316

Bowery Farming, Inc. Series C1	5/18/21	24,388

Bowery Farming, Inc. Series D1	10/25/23	2,072

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	12,756

CelLink Corp. Series D	1/20/22	7,930

Circle Internet Financial Ltd. Series E	5/11/21	24,310

Circle Internet Financial Ltd. Series F	5/09/22	6,559

Convoy, Inc. Series D	10/30/19	14,058

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	453

CoreWeave, Inc.	11/29/23	3,155

Databricks, Inc. Series G	2/01/21	10,713

Databricks, Inc. Series H	8/31/21	2,377

Databricks, Inc. Series I	9/14/23	181

Diamond Foundry, Inc. Series C	3/15/21	16,184

Enevate Corp. Series E	1/29/21	8,730

Enevate Corp. 6%	11/02/23	409

Epic Games, Inc.	7/13/20 - 3/29/21	45,615

GoBrands, Inc. Series G	3/02/21	17,580

Gupshup, Inc.	6/08/21	11,648

JUUL Labs, Inc. Class A	2/23/24	19,373

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Meesho Series F	9/21/21	18,693

Moloco, Inc. Series A	6/26/23	15,909

Mountain Digital, Inc. Series D	11/05/21	20,588

Neutron Holdings, Inc.	2/04/21	5

Neutron Holdings, Inc. Series 1C	7/03/18	1,184

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	13,441

Pine Labs Private Ltd.	6/30/21	6,203

Pine Labs Private Ltd. Series 1	6/30/21	14,826

Pine Labs Private Ltd. Series A	6/30/21	3,705

Pine Labs Private Ltd. Series B	6/30/21	4,030

Pine Labs Private Ltd. Series B2	6/30/21	3,261

Pine Labs Private Ltd. Series C	6/30/21	6,065

Pine Labs Private Ltd. Series C1	6/30/21	1,278

Pine Labs Private Ltd. Series D	6/30/21	1,367

Rad Power Bikes, Inc.	1/21/21	1,845

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	240

Rad Power Bikes, Inc. Series C	1/21/21	946

Rad Power Bikes, Inc. Series D	9/17/21	3,984

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	449

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Reddit, Inc. Series F	8/11/21	49,057

Relativity Space, Inc. Series E	5/27/21	24,397

SiMa.ai Series B	5/10/21	6,145

SiMa.ai Series B1	4/25/22 - 10/17/22	1,213

Skyryse, Inc. Series B	10/21/21	6,024

Space Exploration Technologies Corp. Class A	2/16/21	3,570

Space Exploration Technologies Corp. Series I	4/05/18	2,778

Space Exploration Technologies Corp. Series N	8/04/20	13,878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,359

Stripe, Inc. Class B	5/18/21	2,949

Stripe, Inc. Series H	3/15/21 - 5/25/23	6,628

Tenstorrent Holdings, Inc. Series C1	4/23/21	3,786

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	21,989

VAST Data Ltd. Series A	11/28/23	597

VAST Data Ltd. Series A1	11/28/23	1,469

VAST Data Ltd. Series A2	11/28/23	1,690

VAST Data Ltd. Series B	11/28/23	1,344

VAST Data Ltd. Series C	11/28/23	39

VAST Data Ltd. Series E	11/28/23	2,569

Waymo LLC Series A2	5/08/20	4,108

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	4,007

Xsight Labs Ltd. Series D1	1/11/24	1,466

Yanka Industries, Inc. Series E	5/15/20	4,120

Yanka Industries, Inc. Series F	4/08/21	12,144

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	33,286	680,165	662,749	374	-	-	50,702	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	248,823	453,443	430,060	152	-	-	272,206	0.9%
Total	282,109	1,133,608	1,092,809	526	-	-	322,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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